Condensed Statements of Cash Flows (unaudited) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (3,312)	$ 21,376	$ (4,312)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Common stock issued for services	2,000		2,000
Expenses paid for by stockholder and contributed as capital	312	1,750	312
Changes in Operating Assets and Liabilities:
Accounts receivable		(82,040)
Accrued liabilities	1,000	53,421	2,000
Net cash used in operating activities		(5,493)
Cash flows from Investing activities:
Cash flows from Financing activities:
Proceeds from loans		6,000
Proceeds from sale of common stock		421
Net cash provided by financing activities		6,421
Net increase in cash		928
Cash, beginning of period		380
Cash, end of period		1,308	380
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for taxes